Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Prepaid Expenses and Other Current Asset [Abstract]
Advanced to suppliers	[1]	¥ 2,222,046	$ 319,049	¥ 20,578,203
Tax refund	[2]	1,924,536	276,331	7,931,578
Deposits	[3]	6,238,305	895,716	1,952,388
Other receivables	[4]	2,063,807	296,328	2,833,783
Total		12,448,694	1,787,424	33,295,952
Allowance of doubtful accounts		(237,704)	(34,130)	(4,744,565)
Total prepaid expenses and other receivables, net		¥ 12,210,990	$ 1,753,294	¥ 28,551,387

[1]	The balance mainly represents the advance payments made chartered airlines freight services and rent.
[2]	The balance mainly represents the tax refund JYD SM entitled from international trading business. Jayud has recorded a full allowance for the portion with doubt of collection.
[3]	The balance mainly represents the current operational deposits for lease and cargo space reservation to vendors. The significant increase was mainly due to the business growth of our freight forwarding services provided.
[4]	The balance mainly represents the customs or fees that Jayud paid on behalf of customers and advances to employees.